UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Value Fund

SEMIANNUAL REPORT

March 31, 2011

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NVR, Inc.	1.7%
Aon Corp.	1.5%
Allied World Assurance Co.	1.5%
QEP Resources, Inc.	1.5%
Stanley Black & Decker, Inc.	1.4%
Celanese Corp.	1.4%
Discover Financial Services	1.3%
Entertainment Properties Trust, REIT	1.3%
J.M. Smucker Co.	1.2%
Prudential Financial, Inc.	1.1%

Equity sectors
Financial Services	23.5%
Utilities & Communications	10.8%
Energy	9.8%
Consumer Staples	8.3%
Basic Materials	8.2%
Autos & Housing	7.6%
Health Care	6.7%
Leisure	6.5%
Technology	5.5%
Industrial Goods & Services	4.9%
Retailing	2.5%
Special Products & Services	1.8%
Transportation	1.7%

Percentages are based on net assets as of 3/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2010 through March 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expenses Paid During Period (p) 10/01/10-3/31/11
A	Actual	1.22%	$1,000.00	$1,215.93	$6.74
	Hypothetical (h)	1.22%	$1,000.00	$1,018.85	$6.14
B	Actual	1.97%	$1,000.00	$1,211.93	$10.86
	Hypothetical (h)	1.97%	$1,000.00	$1,015.11	$9.90
C	Actual	1.97%	$1,000.00	$1,211.23	$10.86
	Hypothetical (h)	1.97%	$1,000.00	$1,015.11	$9.90
I	Actual	0.97%	$1,000.00	$1,217.96	$5.36
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
R1	Actual	1.96%	$1,000.00	$1,211.90	$10.81
	Hypothetical (h)	1.96%	$1,000.00	$1,015.16	$9.85
R2	Actual	1.47%	$1,000.00	$1,213.69	$8.11
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
R3	Actual	1.22%	$1,000.00	$1,216.11	$6.74
	Hypothetical (h)	1.22%	$1,000.00	$1,018.85	$6.14
R4	Actual	0.97%	$1,000.00	$1,217.03	$5.36
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
529A	Actual	1.32%	$1,000.00	$1,215.49	$7.29
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
529B	Actual	2.07%	$1,000.00	$1,210.38	$11.41
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
529C	Actual	2.06%	$1,000.00	$1,211.43	$11.36
	Hypothetical (h)	2.06%	$1,000.00	$1,014.66	$10.35

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.0%
Issuer	Shares/Par	Value ($)

Aerospace - 2.2%
Goodrich Corp.	66,901	$5,722,043
Moog, Inc., “A” (a)	133,970	6,150,563
Precision Castparts Corp.	49,465	7,280,259

		$19,152,865
Airlines - 0.6%
Southwest Airlines Co.	165,656	$2,092,235
United Continental Holdings, Inc. (a)	141,390	3,250,556

		$5,342,791
Apparel Manufacturers - 1.2%
Hanesbrands, Inc. (a)	281,638	$7,615,492
Phillips-Van Heusen Corp.	41,882	2,723,586

		$10,339,078
Automotive - 1.3%
Johnson Controls, Inc.	101,837	$4,233,364
Lear Corp.	144,430	7,058,294

		$11,291,658
Broadcasting - 1.9%
CBS Corp., “B”	241,842	$6,055,724
Interpublic Group of Cos., Inc.	596,809	7,501,889
Nielsen Holdings B.V. (a)	125,979	3,440,486

		$16,998,099
Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)	85,646	$9,367,103
GFI Group, Inc.	1,021,382	5,127,338
TD AMERITRADE Holding Corp.	339,093	7,076,871

		$21,571,312
Business Services - 1.2%
Dun & Bradstreet Corp.	96,747	$7,762,979
Towers Watson & Co.	45,530	2,525,094

		$10,288,073

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.5%
Dish Network Corp., “A” (a)	172,129	$4,193,062

Chemicals - 2.1%
Celanese Corp.	267,260	$11,858,326
PPG Industries, Inc.	69,163	6,585,009

		$18,443,335
Computer Software - 1.8%
Check Point Software Technologies Ltd. (a)	161,421	$8,240,542
Compuware Corp. (a)	189,293	2,186,334
Parametric Technology Corp. (a)	138,553	3,116,057
Symantec Corp. (a)	141,797	2,628,916

		$16,171,849
Computer Software - Systems - 1.0%
Xerox Corp.	823,010	$8,765,057

Construction - 6.0%
Beacon Roofing Supply, Inc. (a)	182,229	$3,730,228
Eagle Materials, Inc.	80,855	2,446,672
Lennox International, Inc.	66,573	3,500,408
NVR, Inc. (a)	20,210	15,278,760
Owens Corning (a)	209,341	7,534,183
Sherwin-Williams Co.	98,898	8,306,443
Stanley Black & Decker, Inc.	158,329	12,128,001

		$52,924,695
Consumer Products - 3.4%
Avon Products, Inc.	278,122	$7,520,419
Energizer Holdings, Inc. (a)	112,064	7,974,474
International Flavors & Fragrances, Inc.	72,867	4,539,614
Newell Rubbermaid, Inc.	488,432	9,343,704

		$29,378,211
Consumer Services - 0.6%
H&R Block, Inc.	337,102	$5,643,087

Containers - 1.5%
Crown Holdings, Inc. (a)	124,851	$4,816,752
Graham Packaging Co., Inc. (a)	261,332	4,555,017
Owens-Illinois, Inc. (a)	117,252	3,539,838

		$12,911,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 0.4%
Sensata Technologies Holding B.V. (a)	106,290	$3,691,452

Electronics - 2.0%
Advanced Micro Devices, Inc. (a)	328,375	$2,824,025
Microchip Technology, Inc.	200,816	7,633,016
National Semiconductor Corp.	165,185	2,368,753
Teradyne, Inc. (a)	176,384	3,141,399
Veeco Instruments, Inc. (a)	25,804	1,311,875

		$17,279,068
Energy - Independent - 5.5%
CONSOL Energy, Inc.	94,596	$5,073,183
CVR Energy, Inc. (a)	153,580	3,556,913
Denbury Resources, Inc. (a)	212,965	5,196,346
Frontier Oil Corp.	117,841	3,455,098
LyondellBasell Industries N.V., “A” (a)	85,600	3,385,480
Newfield Exploration Co. (a)	112,383	8,542,232
Noble Energy, Inc.	80,139	7,745,434
Plains Exploration & Production Co. (a)	185,242	6,711,318
Ultra Petroleum Corp. (a)	85,100	4,191,175

		$47,857,179
Energy - Integrated - 2.3%
EQT Corp.	145,634	$7,267,137
QEP Resources, Inc.	322,084	13,057,285

		$20,324,422
Engineering - Construction - 1.0%
Fluor Corp.	124,866	$9,197,630

Food & Beverages - 4.3%
Bunge Ltd.	110,240	$7,973,659
Dr Pepper Snapple Group, Inc.	106,024	3,939,852
J.M. Smucker Co.	148,228	10,581,997
McCormick & Co., Inc.	67,594	3,233,021
Mead Johnson Nutrition Co., “A”	75,739	4,387,560
METRO, Inc., “A”	45,010	2,144,881
Ralcorp Holdings, Inc. (a)	85,827	5,873,142

		$38,134,112
Gaming & Lodging - 1.4%
Ameristar Casinos, Inc.	238,051	$4,225,405
International Game Technology	138,795	2,252,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - continued
Pinnacle Entertainment, Inc. (a)	136,913	$1,864,755
Royal Caribbean Cruises Ltd. (a)	87,257	3,600,224

		$11,943,027
General Merchandise - 0.6%
Dollar General Corp. (a)	173,206	$5,430,008

Insurance - 7.9%
Allied World Assurance Co.	210,572	$13,200,759
Aon Corp.	252,679	13,381,880
Aspen Insurance Holdings Ltd.	252,601	6,961,684
Employers Holdings, Inc.	348,182	7,193,440
Endurance Specialty Holdings Ltd.	113,115	5,522,274
Genworth Financial, Inc. (a)	373,623	5,028,966
Prudential Financial, Inc.	159,061	9,794,976
Symetra Financial Corp.	296,823	4,036,793
Unum Group	146,741	3,851,951

		$68,972,723
Leisure & Toys - 2.1%
Electronic Arts, Inc. (a)	180,289	$3,521,044
Hasbro, Inc.	194,682	9,118,905
THQ, Inc. (a)	740,000	3,374,400
Whistler Blackcomb Holdings, Inc. (z)	106,850	1,294,984
Whistler Blackcomb Holdings, Inc.	84,800	1,027,746

		$18,337,079
Machinery & Tools - 1.3%
Eaton Corp.	100,240	$5,557,306
Regal Beloit Corp.	48,969	3,615,381
United Rentals, Inc. (a)	78,613	2,616,241

		$11,788,928
Major Banks - 0.5%
KeyCorp	473,090	$4,201,039

Medical & Health Technology & Services - 3.3%
AmerisourceBergen Corp.	119,368	$4,722,198
HCA Holdings, Inc. (a)	43,730	1,481,135
LifePoint Hospitals, Inc. (a)	125,209	5,030,898
Lincare Holdings, Inc.	94,026	2,788,811
MedAssets, Inc. (a)	365,502	5,581,216
Patterson Cos., Inc.	106,574	3,430,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Quest Diagnostics, Inc.	44,723	$2,581,412
VCA Antech, Inc. (a)	138,339	3,483,376

		$29,099,663
Medical Equipment - 2.9%
Covidien PLC	98,010	$5,090,639
DENTSPLY International, Inc.	155,624	5,756,532
Orthofix International N.V. (a)	147,964	4,802,911
Pall Corp.	33,693	1,941,054
PerkinElmer, Inc.	241,365	6,340,659
Sonova Holding AG	13,759	1,226,101

		$25,157,896
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	74,054	$7,278,027
Steel Dynamics, Inc.	129,481	2,430,358

		$9,708,385
Natural Gas - Distribution - 2.3%
AGL Resources, Inc.	226,544	$9,025,513
MDU Resources Group, Inc.	120,300	2,763,291
NorthWestern Corp.	125,198	3,793,499
Spectra Energy Corp.	165,489	4,497,991

		$20,080,294
Network & Telecom - 0.7%
Finisar Corp. (a)	60,016	$1,476,394
NETGEAR, Inc. (a)	39,286	1,274,438
Tellabs, Inc.	650,510	3,408,672

		$6,159,504
Oil Services - 2.0%
Cameron International Corp. (a)	62,644	$3,576,972
Dresser-Rand Group, Inc. (a)	117,695	6,310,806
Ensco International PLC, ADR	131,480	7,604,803

		$17,492,581
Other Banks & Diversified Financials - 7.7%
Associated Banc-Corp.	390,155	$5,793,802
Cathay General Bancorp, Inc.	390,104	6,651,273
CIT Group, Inc. (a)	63,655	2,708,520
Discover Financial Services	476,632	11,496,364
First Horizon National Corp.	217,830	2,441,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Marshall & Ilsley Corp.	881,239	$7,041,100
People’s United Financial, Inc.	431,723	5,431,075
RSC Holdings, Inc. (a)	197,662	2,842,380
Sterling Bancshares, Inc.	771,407	6,641,814
TCF Financial Corp.	586,503	9,301,938
Zions Bancorporation	304,676	7,025,829

		$67,375,969
Pharmaceuticals - 0.5%
Hospira, Inc. (a)	79,416	$4,383,763

Railroad & Shipping - 0.4%
Kansas City Southern Co. (a)	67,741	$3,688,497

Real Estate - 4.9%
Annaly Mortgage Management, Inc., REIT	357,140	$6,232,093
Entertainment Properties Trust, REIT	236,410	11,068,716
Host Hotels & Resorts, Inc., REIT	349,224	6,149,835
Kilroy Realty Corp., REIT	247,490	9,610,037
Mack-Cali Realty Corp., REIT	181,830	6,164,037
Walter Investment Management Corp., REIT	252,250	4,068,792

		$43,293,510
Restaurants - 0.6%
Brinker International, Inc.	196,342	$4,967,453

Specialty Chemicals - 3.5%
Air Products & Chemicals, Inc.	44,432	$4,006,878
Airgas, Inc.	97,049	6,445,995
Cytec Industries, Inc.	79,441	4,319,207
FMC Corp.	101,565	8,625,915
Rockwood Holdings, Inc. (a)	150,120	7,388,906

		$30,786,901
Specialty Stores - 0.7%
Sally Beauty Holdings, Inc. (a)	315,099	$4,414,537
Urban Outfitters, Inc. (a)	65,732	1,960,786

		$6,375,323
Telecommunications - Wireless - 0.6%
SBA Communications Corp. (a)	136,117	$5,401,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.8%
Bezeq-The Israel Telecommunication Corp. Ltd.	583,900	$1,731,441
Frontier Communications Corp.	509,224	4,185,821
Portugal Telecom, SGPS, S.A.	172,294	1,988,561
Qwest Communications International, Inc.	835,136	5,703,979
TDC A/S (a)	279,700	2,267,924

		$15,877,726
Tobacco - 0.6%
Reynolds American, Inc.	147,250	$5,231,793

Trucking - 0.7%
Swift Transportation Co. (a)	119,620	$1,758,414
TNT N.V.	164,901	4,229,927

		$5,988,341
Utilities - Electric Power - 5.6%
AES Corp. (a)	345,759	$4,494,867
American Water Works Co., Inc.	77,962	2,186,834
CenterPoint Energy, Inc.	275,363	4,835,374
CMS Energy Corp.	469,809	9,227,049
Constellation Energy Group, Inc.	83,145	2,588,304
DTE Energy Co.	79,980	3,915,821
EDP Renovaveis S.A. (a)	277,062	1,989,961
Northeast Utilities	206,716	7,152,374
NRG Energy, Inc. (a)	181,884	3,917,781
OGE Energy Corp.	71,770	3,628,691
Wisconsin Energy Corp.	169,314	5,164,077

		49,101,133
Total Common Stocks (Identified Cost, $625,091,770)		$850,741,301

Convertible Preferred Stocks - 0.8%
Automotive - 0.3%
General Motors Co., 4.75%	63,280	$3,050,096

Utilities - Electric Power - 0.5%
PPL Corp., 9.5%	77,110	$4,105,336
Total Convertible Preferred Stocks (Identified Cost, $7,330,774)		$7,155,432

Convertible Bonds - 0.4%
Cable TV - 0.4%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $3,025,359)	$1,980,000	$3,353,625

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 1.7%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	14,478,852	$14,478,852
Total Investments (Identified Cost, $649,926,755)		$875,729,210

Other Assets, Less Liabilities - 0.1%		940,439
Net Assets - 100.0%		$876,669,649

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$1,270,071	$1,294,984
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $635,447,903)	$861,250,358
Underlying affiliated funds, at cost and value	14,478,852
Total investments, at value (identified cost, $649,926,755)	$875,729,210
Receivables for
Investments sold	3,309,472
Fund shares sold	501,602
Interest and dividends	1,115,371
Other assets	6,054
Total assets	$880,661,709
Liabilities
Payables for
Investments purchased	$2,753,482
Fund shares reacquired	1,048,915
Payable to affiliates
Investment adviser	36,640
Shareholder servicing costs	118,262
Distribution and service fees	5,400
Program manager fees	13
Payable for independent Trustees’ compensation	2,815
Accrued expenses and other liabilities	26,533
Total liabilities	$3,992,060
Net assets	$876,669,649
Net assets consist of
Paid-in capital	$794,378,443
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	225,803,525
Accumulated net realized gain (loss) on investments and foreign currency transactions	(145,219,202)
Undistributed net investment income	1,706,883
Net assets	$876,669,649
Shares of beneficial interest outstanding	61,639,836

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$170,190,337	12,097,285	$14.07
Class B	19,727,947	1,449,944	13.61
Class C	24,514,099	1,803,281	13.59
Class I	639,775,054	44,659,460	14.33
Class R1	2,237,198	166,497	13.44
Class R2	16,670,809	1,205,897	13.82
Class R3	962,683	68,421	14.07
Class R4	213,423	15,132	14.10
Class 529A	1,478,919	106,461	13.89
Class 529B	259,830	19,549	13.29
Class 529C	639,350	47,909	13.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.93 [100 / 94.25 x $14.07] and $14.74 [100 / 94.25 x $13.89], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,020,064
Interest	68,950
Dividends from underlying affiliated funds	14,669
Foreign taxes withheld	(49,067)
Total investment income	$8,054,616
Expenses
Management fee	$3,020,743
Distribution and service fees	451,807
Program manager fees	1,047
Shareholder servicing costs	645,347
Administrative services fee	58,043
Independent Trustees’ compensation	10,654
Custodian fee	53,381
Shareholder communications	17,902
Auditing fees	15,143
Legal fees	6,469
Miscellaneous	75,743
Total expenses	$4,356,279
Fees paid indirectly	(75)
Reduction of expenses by investment adviser	(1,254)
Net expenses	$4,354,950
Net investment income	$3,699,666
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$62,751,333
Foreign currency transactions	22,023
Net realized gain (loss) on investments and foreign currency transactions	$62,773,356
Change in unrealized appreciation (depreciation)
Investments	$90,537,501
Translation of assets and liabilities in foreign currencies	764
Net unrealized gain (loss) on investments and foreign currency translation	$90,538,265
Net realized and unrealized gain (loss) on investments and foreign currency	$153,311,621
Change in net assets from operations	$157,011,287

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/11 (unaudited)	Year ended 9/30/10
From operations
Net investment income	$3,699,666	$5,345,674
Net realized gain (loss) on investments and foreign currency transactions	62,773,356	88,175,296
Net unrealized gain (loss) on investments and foreign currency translation	90,538,265	26,372,191
Change in net assets from operations	$157,011,287	$119,893,161
Distributions declared to shareholders
From net investment income	$(5,710,170)	$(4,340,173)
Change in net assets from fund share transactions	$(4,124,269)	$(26,213,911)
Total change in net assets	$147,176,848	$89,339,077
Net assets
At beginning of period	729,492,801	640,153,724
At end of period (including undistributed net investment income of $1,706,883 and $3,717,387, respectively)	$876,669,649	$729,492,801

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.64		$9.83	$10.37	$15.15	$13.47	$14.45
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.07	$0.08	$0.13	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		1.79	(0.51)	(3.50)	2.00	0.56
Total from investment operations	$2.51		$1.86	$(0.44)	$(3.42)	$2.13	$0.61
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)	$(0.10)	$(0.13)	$(0.05)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$(0.08)		$(0.05)	$(0.10)	$(1.36)	$(0.45)	$(1.59)
Net asset value, end of period	$14.07		$11.64	$9.83	$10.37	$15.15	$13.47
Total return (%) (r)(s)(t)	21.59	(n)	19.05	(3.95)	(24.36)	16.12	4.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.26	1.40	1.34	1.29	1.34
Expenses after expense reductions (f)	1.22	(a)	1.25	1.29	1.34	1.29	1.34
Net investment income	0.78	(a)	0.65	0.93	0.64	0.85	0.34
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$170,190		$136,470	$118,140	$144,892	$148,571	$146,373

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class B			2010	2009		2008		2007	2006

Net asset value, beginning of period	$11.23		$9.51	$9.97		$14.57		$13.01	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)	$0.02		$(0.00	)(w)	$0.03	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		1.73	(0.48)		(3.37)		1.93	0.54
Total from investment operations	$2.38		$1.72	$(0.46)		$(3.37)		$1.96	$0.50
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—		$—	$—
From net realized gain on investments	—		—	—		(1.23)		(0.40)	(1.59)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(1.23)		$(0.40)	$(1.59)
Net asset value, end of period	$13.61		$11.23	$9.51		$9.97		$14.57	$13.01
Total return (%) (r)(s)(t)	21.19	(n)	18.09	(4.59)		(24.84)		15.31	3.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01	2.11		1.99		1.94	1.99
Expenses after expense reductions (f)	1.97	(a)	2.00	2.00		1.99		1.94	1.99
Net investment income (loss)	0.02	(a)	(0.11)	0.24		(0.03)		0.20	(0.33)
Portfolio turnover	28		60	145		69		56	122
Net assets at end of period (000 omitted)	$19,728		$18,348	$22,224		$34,037		$72,726	$88,922

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class C			2010	2009	2008		2007	2006

Net asset value, beginning of period	$11.22		$9.50	$9.98	$14.58		$13.01	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)	$0.02	$(0.00	)(w)	$0.03	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		1.73	(0.49)	(3.37)		1.94	0.54
Total from investment operations	$2.37		$1.72	$(0.47)	$(3.37)		$1.97	$0.50
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$(0.00	)(w)	$—	$—
From net realized gain on investments	—		—	—	(1.23)		(0.40)	(1.59)
Total distributions declared to shareholders	$—		$—	$(0.01)	$(1.23)		$(0.40)	$(1.59)
Net asset value, end of period	$13.59		$11.22	$9.50	$9.98		$14.58	$13.01
Total return (%) (r)(s)(t)	21.12	(n)	18.11	(4.65)	(24.80)		15.38	3.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01	2.11	1.99		1.94	1.99
Expenses after expense reductions (f)	1.97	(a)	2.00	2.00	1.99		1.94	1.99
Net investment income (loss)	0.03	(a)	(0.10)	0.23	(0.02)		0.20	(0.31)
Portfolio turnover	28		60	145	69		56	122
Net assets at end of period (000 omitted)	$24,514		$18,717	$17,003	$21,381		$41,066	$39,939

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.86		$10.02	$10.59	$15.43	$13.72	$14.65
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.10	$0.13	$0.18	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.50		1.82	(0.53)	(3.57)	2.04	0.56
Total from investment operations	$2.57		$1.92	$(0.43)	$(3.44)	$2.22	$0.66
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.08)	$(0.14)	$(0.17)	$(0.11)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$(0.10)		$(0.08)	$(0.14)	$(1.40)	$(0.51)	$(1.59)
Net asset value, end of period	$14.33		$11.86	$10.02	$10.59	$15.43	$13.72
Total return (%) (r)(s)	21.80	(n)	19.26	(3.62)	(24.07)	16.47	4.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.01	1.10	0.99	0.94	0.99
Expenses after expense reductions (f)	0.97	(a)	1.00	1.00	0.99	0.94	0.99
Net investment income	1.03	(a)	0.90	1.20	1.01	1.21	0.72
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$639,775		$537,692	$467,782	$493,192	$610,121	$498,403

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R1			2010		2009	2008		2007	2006

Net asset value, beginning of period	$11.09		$9.39		$9.89	$14.54		$12.99	$14.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)		$0.02	$(0.00	)(w)	$0.01	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.35		1.71		(0.49)	(3.36)		1.94	0.53
Total from investment operations	$2.35		$1.70		$(0.47)	$(3.36)		$1.95	$0.49
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.03)	$(0.06)		$—	$—
From net realized gain on investments	—		—		—	(1.23)		(0.40)	(1.59)
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.03)	$(1.29)		$(0.40)	$(1.59)
Net asset value, end of period	$13.44		$11.09		$9.39	$9.89		$14.54	$12.99
Total return (%) (r)(s)	21.19	(n)	18.11		(4.60)	(24.89)		15.25	3.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01		2.10	2.03		2.09	2.19
Expenses after expense reductions (f)	1.96	(a)	2.00		2.00	2.03		2.04	2.09
Net investment income (loss)	0.03	(a)	(0.10)		0.20	(0.00)		0.07	(0.32)
Portfolio turnover	28		60		145	69		56	122
Net assets at end of period (000 omitted)	$2,237		$1,712		$1,424	$1,516		$1,215	$849

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.43		$9.66	$10.21	$14.93	$13.29	$14.31
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.05	$0.07	$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.41		1.77	(0.51)	(3.46)	1.99	0.56
Total from investment operations	$2.44		$1.81	$(0.46)	$(3.39)	$2.07	$0.57
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.04)	$(0.09)	$(0.10)	$(0.03)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$(0.05)		$(0.04)	$(0.09)	$(1.33)	$(0.43)	$(1.59)
Net asset value, end of period	$13.82		$11.43	$9.66	$10.21	$14.93	$13.29
Total return (%) (r)(s)	21.37	(n)	18.76	(4.11)	(24.49)	15.80	4.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.51	1.60	1.51	1.63	1.74
Expenses after expense reductions (f)	1.47	(a)	1.50	1.50	1.51	1.59	1.64
Net investment income	0.53	(a)	0.40	0.70	0.59	0.52	0.09
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$16,671		$13,697	$11,193	$11,366	$4,275	$2,415

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.64		$9.84	$10.37	$15.11	$13.46	$14.45
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.08	$0.09	$0.12	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		1.79	(0.52)	(3.49)	2.00	0.51
Total from investment operations	$2.51		$1.86	$(0.44)	$(3.40)	$2.12	$0.60
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.06)	$(0.09)	$(0.11)	$(0.07)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$(0.08)		$(0.06)	$(0.09)	$(1.34)	$(0.47)	$(1.59)
Net asset value, end of period	$14.07		$11.64	$9.84	$10.37	$15.11	$13.46
Total return (%) (r)(s)	21.61	(n)	18.96	(3.91)	(24.23)	16.06	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.26	1.35	1.27	1.34	1.39
Expenses after expense reductions (f)	1.22	(a)	1.25	1.25	1.27	1.34	1.39
Net investment income	0.78	(a)	0.65	0.96	0.73	0.80	0.68
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$963		$898	$883	$1,333	$1,187	$1,194

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.68		$9.86	$10.43	$15.21	$13.53	$14.48
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.08	$0.12	$0.17	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.45		1.80	(0.51)	(3.52)	2.00	0.56
Total from investment operations	$2.52		$1.90	$(0.43)	$(3.40)	$2.17	$0.64
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.08)	$(0.14)	$(0.15)	$(0.09)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$(0.10)		$(0.08)	$(0.14)	$(1.38)	$(0.49)	$(1.59)
Net asset value, end of period	$14.10		$11.68	$9.86	$10.43	$15.21	$13.53
Total return (%) (r)(s)	21.70	(n)	19.37	(3.68)	(24.11)	16.37	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.01	1.06	1.02	1.04	1.09
Expenses after expense reductions (f)	0.97	(a)	1.00	1.00	1.02	1.04	1.09
Net investment income	1.03	(a)	0.90	1.04	0.98	1.11	0.60
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$213		$175	$147	$50	$66	$57

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529A			2010	2009	2008	2007		2006

Net asset value, beginning of period	$11.49		$9.71	$10.24	$14.96	$13.29		$14.32
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.06	$0.06	$0.08		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		1.77	(0.50)	(3.47)	1.99		0.55
Total from investment operations	$2.47		$1.83	$(0.44)	$(3.41)	$2.07		$0.56
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.05)	$(0.09)	$(0.08)	$(0.00	)(w)	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)		(1.59)
Total distributions declared to shareholders	$(0.07)		$(0.05)	$(0.09)	$(1.31)	$(0.40)		$(1.59)
Net asset value, end of period	$13.89		$11.49	$9.71	$10.24	$14.96		$13.29
Total return (%) (r)(s)(t)	21.55	(n)	18.91	(4.03)	(24.53)	15.83		4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.36	1.49	1.52	1.54		1.59
Expenses after expense reductions (f)	1.32	(a)	1.35	1.39	1.52	1.54		1.59
Net investment income	0.68	(a)	0.56	0.81	0.48	0.60		0.11
Portfolio turnover	28		60	145	69	56		122
Net assets at end of period (000 omitted)	$1,479		$1,076	$769	$813	$1,048		$1,252

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.98		$9.30	$9.79	$14.35	$12.84	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$0.01	$(0.02)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.31		1.70	(0.48)	(3.31)	1.92	0.53
Total from investment operations	$2.31		$1.68	$(0.47)	$(3.33)	$1.91	$0.46
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$—		$—	$(0.02)	$(1.23)	$(0.40)	$(1.59)
Net asset value, end of period	$13.29		$10.98	$9.30	$9.79	$14.35	$12.84
Total return (%) (r)(s)(t)	21.04	(n)	18.06	(4.77)	(24.94)	15.11	3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.11	2.20	2.17	2.19	2.24
Expenses after expense reductions (f)	2.07	(a)	2.10	2.10	2.17	2.19	2.24
Net investment income (loss)	(0.08	)(a)	(0.19)	0.11	(0.18)	(0.04)	(0.56)
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$260		$245	$196	$206	$293	$214

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.02		$9.34	$9.81	$14.38	$12.87	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$0.00 (w)	$(0.02)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.33		1.70	(0.46)	(3.32)	1.92	0.53
Total from investment operations	$2.33		$1.68	$(0.46)	$(3.34)	$1.91	$0.46
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.23)	(0.40)	(1.59)
Total distributions declared to shareholders	$—		$—	$(0.01)	$(1.23)	$(0.40)	$(1.59)
Net asset value, end of period	$13.35		$11.02	$9.34	$9.81	$14.38	$12.87
Total return (%) (r)(s)(t)	21.14	(n)	17.99	(4.67)	(24.97)	15.08	3.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.11	2.19	2.17	2.19	2.24
Expenses after expense reductions (f)	2.06	(a)	2.10	2.10	2.17	2.19	2.24
Net investment income (loss)	(0.08	)(a)	(0.19)	0.05	(0.19)	(0.04)	(0.55)
Portfolio turnover	28		60	145	69	56	122
Net assets at end of period (000 omitted)	$639		$462	$392	$273	$439	$396

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities

Notes to Financial Statements (unaudited) – continued

and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value

Notes to Financial Statements (unaudited) – continued

hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$824,149,862	$—	$—	$824,149,862
Israel	9,971,983	—	—	9,971,983
United Kingdom	7,604,803	—	—	7,604,803
Canada	3,172,627	1,294,984	—	4,467,611
Netherlands	4,229,927	—	—	4,229,927
Portugal	3,978,522	—	—	3,978,522
Denmark	2,267,924	—	—	2,267,924
Switzerland	1,226,101	—	—	1,226,101
Corporate Bonds	—	3,353,625	—	3,353,625
Mutual Funds	14,478,852	—	—	14,478,852
Total Investments	$871,080,601	$4,648,609.00	$—	$875,729,210

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at

Notes to Financial Statements (unaudited) – continued

least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/10
Ordinary income (including any short-term capital gains)	$4,340,173

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/11
Cost of investments	$656,317,776
Gross appreciation	227,550,391
Gross depreciation	(8,138,957)
Net unrealized appreciation (depreciation)	$219,411,434

As of 9/30/10
Undistributed ordinary income	3,717,387
Capital loss carryforwards	(201,570,721)
Other temporary differences	(30,510)
Net unrealized appreciation (depreciation)	128,873,933

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(63,598,645)
9/30/18	(137,972,076)
Total	$(201,570,721)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/11	Year ended 9/30/10
Class A	$890,995	$643,640
Class I	4,747,760	3,642,550
Class R1	—	118
Class R2	56,055	43,427
Class R3	7,018	5,278
Class R4	1,574	1,167
Class 529A	6,768	3,993
Total	$5,710,170	$4,340,173

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	529A	529B	529C
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2012. For the six months ended March 31, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,999 and $921 for the six months ended March 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$191,231
Class B	0.75%	0.25%	1.00%	1.00%	96,552
Class C	0.75%	0.25%	1.00%	1.00%	109,459
Class R1	0.75%	0.25%	1.00%	1.00%	9,795
Class R2	0.25%	0.25%	0.50%	0.50%	37,608
Class R3	—	0.25%	0.25%	0.25%	1,436
Class 529A	—	0.25%	0.25%	0.25%	1,581
Class 529B	0.75%	0.25%	1.00%	1.00%	1,353
Class 529C	0.75%	0.25%	1.00%	1.00%	2,792
Total Distribution and Service Fees					$451,807

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2011, were as follows:

Amount
Class A	$—
Class B	8,281
Class C	811
Class 529B	4
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2011, were as follows:

Amount
Class 529A	$633
Class 529B	135
Class 529C	279
Total Program Manager Fees	$1,047

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2011, the fee was $113,392, which equated to 0.0281% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $153,517.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2011, these costs for the fund amounted to $378,438 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,331 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,254, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $222,519,786 and $234,659,610, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,480,612	$19,478,439	2,410,891	$26,270,201
Class B	136,970	1,758,650	272,246	2,872,048
Class C	302,705	3,746,658	339,644	3,600,688
Class I	1,100,666	14,708,702	3,160,578	34,424,105
Class R1	27,426	345,144	61,722	615,381
Class R2	211,224	2,735,859	480,498	5,093,969
Class R3	27,006	343,613	35,151	393,910
Class 529A	13,524	176,432	21,973	239,061
Class 529B	689	8,693	2,531	26,603
Class 529C	7,130	86,660	8,452	88,735
	3,307,952	$43,388,850	6,793,686	$73,624,701
Shares issued to shareholders in reinvestment of distributions
Class A	38,353	$492,835	33,018	$335,465
Class I	362,892	4,742,999	352,070	3,640,399
Class R1	—	—	12	118
Class R2	4,420	55,824	4,325	43,251
Class R3	546	7,018	519	5,278
Class R4	122	1,574	115	1,167
Class 529A	533	6,768	398	3,993
	406,866	$5,307,018	390,457	$4,029,671

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,147,030)	$(14,905,602)	(2,735,096)	$(29,175,424)
Class B	(320,614)	(4,057,917)	(976,028)	(10,221,638)
Class C	(167,353)	(2,079,361)	(461,568)	(4,785,444)
Class I	(2,135,345)	(28,364,998)	(4,881,276)	(53,661,339)
Class R1	(15,297)	(190,990)	(58,992)	(616,073)
Class R2	(208,366)	(2,645,465)	(444,801)	(4,692,697)
Class R3	(36,245)	(500,194)	(48,286)	(526,919)
Class 529A	(1,211)	(15,474)	(7,961)	(86,981)
Class 529B	(3,501)	(45,849)	(1,268)	(12,633)
Class 529C	(1,155)	(14,287)	(8,484)	(89,135)
	(4,036,117)	$(52,820,137)	(9,623,760)	$(103,868,283)
Net change
Class A	371,935	$5,065,672	(291,187)	$(2,569,758)
Class B	(183,644)	(2,299,267)	(703,782)	(7,349,590)
Class C	135,352	1,667,297	(121,924)	(1,184,756)
Class I	(671,787)	(8,913,297)	(1,368,628)	(15,596,835)
Class R1	12,129	154,154	2,742	(574)
Class R2	7,278	146,218	40,022	444,523
Class R3	(8,693)	(149,563)	(12,616)	(127,731)
Class R4	122	1,574	115	1,167
Class 529A	12,846	167,726	14,410	156,073
Class 529B	(2,812)	(37,156)	1,263	13,970
Class 529C	5,975	72,373	(32)	(400)
	(321,299)	$(4,124,269)	(2,439,617)	$(26,213,911)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 28%, 21%, 13%, 6%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2010 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2011, the fund’s commitment fee and interest expense were $3,748 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,620,339	94,266,893	(89,408,380)	14,478,852

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,669	$14,478,852

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Blended Research®

Core Equity Fund

SEMIANNUAL REPORT

March 31, 2011

UNE-SEM

MFS® BLENDED RESEARCH®

CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.7%
Apple, Inc.	3.0%
Chevron Corp.	2.9%
Google, Inc., “A”	2.1%
Oracle Corp.	2.1%
Citigroup, Inc.	2.0%
AT&T, Inc.	1.8%
Pfizer, Inc.	1.8%
Intel Corp.	1.7%
Procter & Gamble Co.	1.7%

Equity sectors
Financial Services	16.2%
Technology	16.2%
Energy	12.8%
Health Care	11.4%
Consumer Staples	7.8%
Leisure	6.8%
Industrial Goods & Services	6.6%
Retailing	5.9%
Utilities & Communications	5.8%
Basic Materials	4.7%
Autos & Housing	2.3%
Transportation	1.7%
Special Products & Services	0.7%

Percentages are based on net assets as of 3/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2010 through March 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expenses Paid During Period (p) 10/01/10-3/31/11
A	Actual	0.90%	$1,000.00	$1,181.30	$4.89
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$1,177.00	$8.96
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
C	Actual	1.65%	$1,000.00	$1,177.22	$8.96
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$1,183.12	$3.54
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
R1	Actual	1.65%	$1,000.00	$1,177.28	$8.96
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
R2	Actual	1.15%	$1,000.00	$1,180.26	$6.25
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R3	Actual	0.90%	$1,000.00	$1,181.76	$4.90
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R4	Actual	0.65%	$1,000.00	$1,182.98	$3.54
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 3.6%
Huntington Ingalls Industries, Inc. (a)	859	$35,649
Lockheed Martin Corp.	3,642	292,814
Northrop Grumman Corp.	5,159	323,521
United Technologies Corp.	4,140	350,451

		$1,002,435
Apparel Manufacturers - 0.7%
Deckers Outdoor Corp. (a)	2,320	$199,868

Automotive - 1.5%
Johnson Controls, Inc.	10,370	$431,081

Biotechnology - 1.3%
Amgen, Inc. (a)	6,830	$365,064

Broadcasting - 1.5%
CBS Corp., “B”	17,360	$434,694

Brokerage & Asset Managers - 1.3%
CME Group, Inc.	260	$78,403
NASDAQ OMX Group, Inc. (a)	11,408	294,783

		$373,186
Business Services - 0.7%
Accenture Ltd., “A”	3,370	$185,249

Cable TV - 1.2%
DIRECTV, “A” (a)	7,110	$332,748

Chemicals - 2.5%
3M Co.	2,990	$279,565
E.I. du Pont de Nemours & Co.	7,460	410,076

		$689,641
Computer Software - 5.9%
Autodesk, Inc. (a)	6,740	$297,301
Intuit, Inc. (a)	5,910	313,821
Microsoft Corp.	9,502	240,971

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Oracle Corp.	17,254	$575,766
VeriSign, Inc.	6,610	239,348

		$1,667,207
Computer Software - Systems - 4.4%
Apple, Inc. (a)	2,408	$839,068
International Business Machines Corp.	1,381	225,200
Verifone Systems, Inc. (a)	3,020	165,949

		$1,230,217
Construction - 0.8%
Owens Corning (a)	6,070	$218,459

Consumer Products - 1.7%
Procter & Gamble Co.	7,891	$486,086

Electrical Equipment - 1.2%
General Electric Co.	17,554	$351,958

Electronics - 2.2%
Intel Corp.	24,157	$487,247
Teradyne, Inc. (a)	6,710	119,505

		$606,752
Energy - Independent - 0.1%
Occidental Petroleum Corp.	290	$30,302

Energy - Integrated - 10.7%
Chevron Corp.	7,629	$819,583
ConocoPhillips	4,710	376,141
Exxon Mobil Corp.	15,489	1,303,090
Hess Corp.	4,680	398,783
Marathon Oil Corp.	1,820	97,024

		$2,994,621
Food & Beverages - 3.8%
Coca-Cola Co.	2,160	$143,316
Dr Pepper Snapple Group, Inc.	7,990	296,908
General Mills, Inc.	8,630	315,427
PepsiCo, Inc.	4,885	314,643

		$1,070,294

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 2.1%
Walgreen Co.	8,730	$350,422
Whole Foods Market, Inc.	3,580	235,922

		$586,344
Gaming & Lodging - 1.8%
Las Vegas Sands Corp. (a)	5,860	$247,409
Royal Caribbean Cruises Ltd. (a)	6,550	270,253

		$517,662
General Merchandise - 1.6%
Macy’s, Inc.	12,330	$299,126
Target Corp.	3,230	161,532

		$460,658
Health Maintenance Organizations - 2.1%
Aetna, Inc.	7,540	$282,222
Humana, Inc. (a)	4,340	303,540

		$585,762
Insurance - 4.7%
Aflac, Inc.	5,870	$309,819
Allied World Assurance Co.	3,130	196,220
Berkshire Hathaway, Inc., “B” (a)	840	70,249
MetLife, Inc.	1,110	49,650
Prudential Financial, Inc.	5,470	336,843
Travelers Cos., Inc.	5,815	345,876

		$1,308,657
Internet - 2.1%
Google, Inc., “A” (a)	988	$579,175

Machinery & Tools - 1.0%
Cummins, Inc.	2,460	$269,665

Major Banks - 4.7%
Bank of America Corp.	34,456	$459,298
Bank of New York Mellon Corp.	8,710	260,168
Goldman Sachs Group, Inc.	1,511	239,448
JPMorgan Chase & Co.	5,853	269,823
Wells Fargo & Co.	2,950	93,515

		$1,322,252

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.3%
McKesson Corp.	4,710	$372,326

Medical Equipment - 2.1%
Medtronic, Inc.	9,380	$369,103
Thermo Fisher Scientific, Inc. (a)	3,780	209,979

		$579,082
Metals & Mining - 0.9%
Steel Dynamics, Inc.	13,690	$256,961

Natural Gas - Distribution - 0.6%
NiSource, Inc.	9,180	$176,072

Network & Telecom - 1.6%
Cisco Systems, Inc.	6,470	$110,961
F5 Networks, Inc. (a)	1,670	171,292
Polycom, Inc. (a)	3,060	158,661

		$440,914
Oil Services - 2.0%
Halliburton Co.	5,320	$265,149
National Oilwell Varco, Inc.	3,570	282,994

		$548,143
Other Banks & Diversified Financials - 4.7%
American Express Co.	8,700	$393,240
Capital One Financial Corp.	7,110	369,436
Citigroup, Inc. (a)	127,730	564,567

		$1,327,243
Pharmaceuticals - 4.6%
Abbott Laboratories	9,000	$441,450
Johnson & Johnson	6,135	363,499
Pfizer, Inc.	24,570	499,017

		$1,303,966
Pollution Control - 0.8%
Republic Services, Inc.	7,430	$223,197

Printing & Publishing - 1.2%
Moody’s Corp.	9,640	$326,892

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.4%
Union Pacific Corp.	1,130	$111,113

Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	13,160	$229,642

Restaurants - 1.1%
McDonald’s Corp.	4,100	$311,969

Specialty Chemicals - 1.3%
Airgas, Inc.	1,080	$71,734
Rockwood Holdings, Inc. (a)	5,780	284,492

		$356,226
Specialty Stores - 1.5%
Abercrombie & Fitch Co., “A”	4,950	$290,565
Foot Locker, Inc.	2,910	57,385
Netflix, Inc. (a)	280	66,452

		$414,402
Telephone Services - 3.0%
AT&T, Inc.	16,754	$512,672
Qwest Communications International, Inc.	46,300	316,229

		$828,901
Tobacco - 2.3%
Altria Group, Inc.	13,262	$345,210
Philip Morris International, Inc.	4,400	288,772

		$633,982
Trucking - 1.3%
United Parcel Service, Inc., “B”	4,900	$364,168

Utilities - Electric Power - 2.2%
Entergy Corp.	2,500	$168,025
PG&E Corp.	6,450	284,961
Public Service Enterprise Group, Inc.	4,900	154,399

		$607,385
Total Common Stocks (Identified Cost, $23,166,675)		$27,712,621

9

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.7%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	184,221	$184,221
Total Investments (Identified Cost, $23,350,896)		$27,896,842

Other Assets, Less Liabilities - 0.4%		124,767
Net Assets - 100.0%		$28,021,609

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $23,166,675)	$27,712,621
Underlying affiliated funds, at cost and value	184,221
Total investments, at value (identified cost, $23,350,896)	$27,896,842
Receivables for
Fund shares sold	133,699
Dividends	31,647
Receivable from investment adviser	27,013
Other assets	388
Total assets	$28,089,589
Liabilities
Payable for fund shares reacquired	$25,426
Payable to affiliates
Shareholder servicing costs	5,420
Distribution and service fees	466
Payable for independent Trustees’ compensation	193
Accrued expenses and other liabilities	36,475
Total liabilities	$67,980
Net assets	$28,021,609
Net assets consist of
Paid-in capital	$38,337,185
Unrealized appreciation (depreciation) on investments	4,545,946
Accumulated net realized gain (loss) on investments	(15,034,240)
Undistributed net investment income	172,718
Net assets	$28,021,609
Shares of beneficial interest outstanding	1,925,165

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,426,760	1,194,418	$14.59
Class B	1,734,451	121,251	14.30
Class C	2,042,779	144,165	14.17
Class I	5,993,304	407,695	14.70
Class R1	108,490	7,641	14.20
Class R2	494,773	34,816	14.21
Class R3	110,075	7,566	14.55
Class R4	110,977	7,613	14.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.48 [100 / 94.25 x $14.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$296,558
Dividends from underlying affiliated funds	300
Total investment income	$296,858
Expenses
Management fee	$73,652
Distribution and service fees	37,437
Shareholder servicing costs	19,463
Administrative services fee	8,727
Independent Trustees’ compensation	744
Custodian fee	11,271
Shareholder communications	6,783
Auditing fees	23,325
Legal fees	196
Registration fees	45,619
Miscellaneous	6,714
Total expenses	$233,931
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(116,621)
Net expenses	$117,308
Net investment income	$179,550
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$1,226,721
Change in unrealized appreciation (depreciation) on investments	2,554,704
Net realized and unrealized gain (loss) on investments	$3,781,425
Change in net assets from operations	$3,960,975

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/11 (unaudited)	Year ended 9/30/10
From operations
Net investment income	$179,550	$203,171
Net realized gain (loss) on investments	1,226,721	1,532,876
Net unrealized gain (loss) on investments	2,554,704	(120,197)
Change in net assets from operations	$3,960,975	$1,615,850
Distributions declared to shareholders
From net investment income	$(210,003)	$(480,011)
Change in net assets from fund share transactions	$3,298,568	$3,948,955
Total change in net assets	$7,049,540	$5,084,794
Net assets
At beginning of period	20,972,069	15,887,275
At end of period (including undistributed net investment income of $172,718 and $203,171, respectively)	$28,021,609	$20,972,069

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.47		$11.59	$12.61	$16.67	$14.01	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.17	$0.14	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	2.15		1.09	(1.09)	(3.71)	2.65	1.70
Total from investment operations	$2.25		$1.25	$(0.92)	$(3.57)	$2.74	$1.79
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.37)	$(0.06)	$(0.17)	$(0.08)	$(0.11)
From net realized gain on investments	—		—	(0.04)	(0.32)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.37)	$(0.10)	$(0.49)	$(0.08)	$(0.11)
Net asset value, end of period	$14.59		$12.47	$11.59	$12.61	$16.67	$14.01
Total return (%) (r)(s)(t)	18.13	(n)	10.96	(7.13)	(21.90)	19.64	14.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	2.17	1.85	1.38	1.35	1.47
Expenses after expense reductions (f)	0.90	(a)	0.88	0.88	1.18	1.30	1.30
Net investment income	1.52	(a)	1.30	1.78	0.91	0.60	0.66
Portfolio turnover	40		77	71	91	41	28
Net assets at end of period (000 omitted)	$17,427		$13,018	$11,473	$25,907	$43,612	$24,213

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.18		$11.33	$12.38	$16.32	$13.74	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.10	$0.03	$(0.01)	$0.00 (w)
Net realized and unrealized gain (loss) on investments	2.10		1.06	(1.08)	(3.64)	2.61	1.66
Total from investment operations	$2.15		$1.13	$(0.98)	$(3.61)	$2.60	$1.66
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.28)	$(0.03)	$(0.01)	$(0.02)	$(0.01)
From net realized gain on investments	—		—	(0.04)	(0.32)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.28)	$(0.07)	$(0.33)	$(0.02)	$(0.01)
Net asset value, end of period	$14.30		$12.18	$11.33	$12.38	$16.32	$13.74
Total return (%) (r)(s)(t)	17.70	(n)	10.14	(7.84)	(22.46)	18.90	13.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.92	2.59	2.03	2.00	2.13
Expenses after expense reductions (f)	1.65	(a)	1.63	1.60	1.85	1.95	1.95
Net investment income (loss)	0.77	(a)	0.55	1.06	0.23	(0.05)	0.03
Portfolio turnover	40		77	71	91	41	28
Net assets at end of period (000 omitted)	$1,734		$1,554	$1,440	$2,034	$4,183	$2,376

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.07		$11.25	$12.29	$16.23	$13.67	$12.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.10	$0.03	$(0.01)	$0.00 (w)
Net realized and unrealized gain (loss) on investments	2.09		1.06	(1.07)	(3.61)	2.60	1.65
Total from investment operations	$2.14		$1.12	$(0.97)	$(3.58)	$2.59	$1.65
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.30)	$(0.03)	$(0.04)	$(0.03)	$(0.04)
From net realized gain on investments	—		—	(0.04)	(0.32)	—	—
Total distributions declared to shareholders	$(0.04)		$(0.30)	$(0.07)	$(0.36)	$(0.03)	$(0.04)
Net asset value, end of period	$14.17		$12.07	$11.25	$12.29	$16.23	$13.67
Total return (%) (r)(s)(t)	17.72	(n)	10.12	(7.81)	(22.46)	18.94	13.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.92	2.59	2.03	2.00	2.12
Expenses after expense reductions (f)	1.65	(a)	1.63	1.60	1.86	1.95	1.95
Net investment income (loss)	0.76	(a)	0.55	1.03	0.23	(0.05)	0.04
Portfolio turnover	40		77	71	91	41	28
Net assets at end of period (000 omitted)	$2,043		$1,525	$1,476	$1,810	$3,340	$1,460

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.57		$11.69	$12.73	$16.84	$14.12	$12.43
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.19	$0.22	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	2.17		1.09	(1.14)	(3.72)	2.68	1.69
Total from investment operations	$2.29		$1.28	$(0.92)	$(3.54)	$2.83	$1.83
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.08)	$(0.25)	$(0.11)	$(0.14)
From net realized gain on investments	—		—	(0.04)	(0.32)	—	—
Total distributions declared to shareholders	$(0.16)		$(0.40)	$(0.12)	$(0.57)	$(0.11)	$(0.14)
Net asset value, end of period	$14.70		$12.57	$11.69	$12.73	$16.84	$14.12
Total return (%) (r)(s)	18.31	(n)	11.21	(7.07)	(21.62)	20.11	14.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.87	1.51	1.01	1.00	1.13
Expenses after expense reductions (f)	0.65	(a)	0.64	0.60	0.88	0.95	0.95
Net investment income	1.78	(a)	1.55	2.34	1.20	0.96	1.03
Portfolio turnover	40		77	71	91	41	28
Net assets at end of period (000 omitted)	$5,993		$4,503	$1,163	$21,551	$52,956	$39,241

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R1			2010	2009	2008 (i)

Net asset value, beginning of period	$12.10		$11.29	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.10	$0.01
Net realized and unrealized gain (loss) on investments	2.09		1.05	(1.08)	(1.33	)(g)
Total from investment operations	$2.14		$1.12	$(0.98)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.31)	$(0.07)	$—
From net realized gain on investments	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.04)		$(0.31)	$(0.11)	$—
Net asset value, end of period	$14.20		$12.10	$11.29	$12.38
Total return (%) (r)(s)	17.73	(n)	10.05	(7.78)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.92	2.60	2.93	(a)
Expenses after expense reductions (f)	1.65	(a)	1.63	1.60	1.60	(a)
Net investment income	0.79	(a)	0.55	1.02	0.88	(a)
Portfolio turnover	40		77	71	91
Net assets at end of period (000 omitted)	$108		$92	$83	$90

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R2			2010	2009	2008 (i)

Net asset value, beginning of period	$12.17		$11.34	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.15	$0.01
Net realized and unrealized gain (loss) on investments	2.11		1.07	(1.08)	(1.33	)(g)
Total from investment operations	$2.18		$1.19	$(0.93)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.36)	$(0.07)	$—
From net realized gain on investments	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.14)		$(0.36)	$(0.11)	$—
Net asset value, end of period	$14.21		$12.17	$11.34	$12.38
Total return (%) (r)(s)	18.03	(n)	10.65	(7.32)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.42	2.10	2.43	(a)
Expenses after expense reductions (f)	1.15	(a)	1.13	1.10	1.10	(a)
Net investment income	1.08	(a)	1.05	1.52	1.38	(a)
Portfolio turnover	40		77	71	91
Net assets at end of period (000 omitted)	$495		$93	$84	$90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R3			2010	2009	2008 (i)

Net asset value, beginning of period	$12.43		$11.57	$12.60	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.17	$0.02
Net realized and unrealized gain (loss) on investments	2.15		1.08	(1.08)	(1.36	)(g)
Total from investment operations	$2.25		$1.24	$(0.91)	$(1.34)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.38)	$(0.08)	$—
From net realized gain on investments	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.13)		$(0.38)	$(0.12)	$—
Net asset value, end of period	$14.55		$12.43	$11.57	$12.60
Total return (%) (r)(s)	18.18	(n)	10.92	(7.09)	(9.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	2.17	1.85	2.18	(a)
Expenses after expense reductions (f)	0.90	(a)	0.89	0.85	0.85	(a)
Net investment income	1.53	(a)	1.30	1.77	1.64	(a)
Portfolio turnover	40		77	71	91
Net assets at end of period (000 omitted)	$110		$93	$84	$90

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R4			2010	2009	2008 (i)

Net asset value, beginning of period	$12.47		$11.60	$12.61	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.19	$0.20	$0.02
Net realized and unrealized gain (loss) on investments	2.15		1.08	(1.09)	(1.35	)(g)
Total from investment operations	$2.27		$1.27	$(0.89)	$(1.33)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.08)	$—
From net realized gain on investments	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.16)		$(0.40)	$(0.12)	$—
Net asset value, end of period	$14.58		$12.47	$11.60	$12.61
Total return (%) (r)(s)	18.30	(n)	11.21	(6.89)	(9.54	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.92	1.60	1.93	(a)
Expenses after expense reductions (f)	0.65	(a)	0.63	0.60	0.60	(a)
Net investment income	1.79	(a)	1.55	2.01	1.88	(a)
Portfolio turnover	40		77	71	91
Net assets at end of period (000 omitted)	$111		$94	$84	$90

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception September 2, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

22

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a

23

Notes to Financial Statements (unaudited) – continued

summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$27,712,621	$—	$—	$27,712,621
Mutual Funds	184,221	—	—	184,221
Total Investments	$27,896,842	$—	$—	$27,896,842

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

24

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/10
Ordinary income (including any short-term capital gains)	$480,011

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/11
Cost of investments	$24,085,994
Gross appreciation	3,978,882
Gross depreciation	(168,034)
Net unrealized appreciation (depreciation)	$3,810,848

As of 9/30/10
Undistributed ordinary income	203,171
Capital loss carryforwards	(15,523,408)
Post-October capital loss deferral	(2,455)
Net unrealized appreciation (depreciation)	1,256,144

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(797,350)
9/30/18	(14,726,058)
Total	$(15,523,408)

25

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/11	Year ended 9/30/10
Class A	$137,085	$348,642
Class B	3,826	33,603
Class C	4,477	38,643
Class I	58,264	48,546
Class R1	317	2,269
Class R2	3,867	2,625
Class R3	966	2,752
Class R4	1,201	2,931
Total	$210,003	$480,011

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transactions costs and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2012. For the six months ended March 31, 2011, this reduction amounted to $116,582 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,602 for the six months ended March 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

26

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$19,106
Class B	0.75%	0.25%	1.00%	1.00%	8,065
Class C	0.75%	0.25%	1.00%	1.00%	8,835
Class R1	0.75%	0.25%	1.00%	1.00%	507
Class R2	0.25%	0.25%	0.50%	0.50%	794
Class R3	—	0.25%	0.25%	0.25%	130
Total Distribution and Service Fees					$37,437

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2011, were as follows:

Amount
Class A	$4
Class B	2,772
Class C	65

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2011, the fee was $6,643, which equated to 0.0540% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses,

27

Notes to Financial Statements (unaudited) – continued

sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,820.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.0710% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $125 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $39, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

28

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $12,861,931 and $9,762,436, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	297,691	$4,104,589	367,628	$4,521,340
Class B	20,469	282,489	43,421	521,324
Class C	31,899	438,436	15,774	185,238
Class I	75,430	1,059,613	312,973	3,928,729
Class R1	37	500	—	—
Class R2	26,912	358,378	—	—
Class R4	13	182	51	618
	452,451	$6,244,187	739,847	$9,157,249
Shares issued to shareholders in reinvestment of distributions
Class A	8,833	$119,242	28,461	$333,560
Class B	256	3,393	2,488	28,658
Class C	232	3,042	2,380	27,182
Class I	4,157	56,495	3,626	42,748
Class R1	24	317	199	2,269
Class R2	294	3,867	229	2,625
Class R3	72	966	235	2,752
Class R4	89	1,201	250	2,931
	13,957	$188,523	37,868	$442,725
Shares reacquired
Class A	(156,398)	$(2,152,152)	(341,754)	$(4,131,535)
Class B	(27,058)	(360,387)	(45,377)	(538,921)
Class C	(14,336)	(193,045)	(22,998)	(264,804)
Class I	(30,150)	(427,775)	(57,853)	(715,759)
Class R2	(4)	(62)	—	—
Class R4	(51)	(721)	—	—
	(227,997)	$(3,134,142)	(467,982)	$(5,651,019)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Net change
Class A	150,126	$2,071,679	54,335	$723,365
Class B	(6,333)	(74,505)	532	11,061
Class C	17,795	248,433	(4,844)	(52,384)
Class I	49,437	688,333	258,746	3,255,718
Class R1	61	817	199	2,269
Class R2	27,202	362,183	229	2,625
Class R3	72	966	235	2,752
Class R4	51	662	301	3,549
	238,411	$3,298,568	309,733	$3,948,955

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2011, the fund’s commitment fee and interest expense were $98 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	148,723	3,787,099	(3,751,601)	184,221

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$300	$184,221

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

32

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

33

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

34

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.